Subsequent Events (Details Narrative) - USD ($)	Feb. 29, 2016	Feb. 10, 2016	Apr. 11, 2016
Subsequent Events [Abstract]
Issuance of restricted stock (in shares)	150,000	250,000
Issuance of restricted shares to cash	$ 15,000	$ 25,000
Price Per Unit	$ 0.10	$ 0.10
Common Stock, Shares Issued and Outstanding			108,009,530